Land use rights, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Land use rights, net
Land use rights	¥ 11,786,977,000	¥ 11,380,221,000
Less: accumulated amortization	(662,064,000)	(488,479,000)
Net book value	11,124,913,000	10,891,742,000		$ 1,704,968
Amortization expenses	228,844,000	¥ 222,143,000	¥ 181,101,000
Amortization expenses related to the land use rights for future periods
2021	237,578,000
2022	237,578,000
2023	237,578,000
2024	237,578,000
2025	237,578,000
2026 and thereafter	¥ 9,937,023,000